Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - Net carrying amount [member] - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 5,136	$ 4,261
Interest receivables	93	67
Tax receivable, other than income tax	646	660
Loans to customers	63	52
Prepaid expenses	770	568
Other receivables	695	553
Current trade and other receivables	$ 7,404	$ 6,161